UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):    [] is a restatement.
                            [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Callahan Advisors, LLC
Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027

Form 13F File Number: 028-12463

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:      Thomas P. Callahan
           ------------------
Title:     Chairman
Phone:     (713)572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan       Houston, Texas       7/20/2009

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:  77
Form 13F Information Table Value Total:  $88,684
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
A T & T Corp                           COM               00206R102     1702    68501 SH       SOLE                 65137      0    0
Abbott Laboratories                    COM               2824100       1571    33387 SH       SOLE                 32437      0    0
Adobe Systems Inc                      COM               00724F101      793    28024 SH       SOLE                 26579      0    0
Akamai Technologies                    COM               00971T101      202    10545 SH       SOLE                 10245      0    0
American Express Company               COM               25816109       786    33811 SH       SOLE                 32811      0    0
Anadarko Petroleum Corp                COM               32511107      1187    26160 SH       SOLE                 25404      0    0
Apache Corp                            COM               37411105       895    12399 SH       SOLE                 10803      0    0
Avon Products Inc                      COM               54303102      1662    64483 SH       SOLE                 62733      0    0
Bank Of America Corp                   COM               60505104       260    19660 SH       SOLE                 19436      0    0
Bank Of Nova Scotia                    COM               64149107       839    22370 SH       SOLE                 21370      0    0
Bard C R Incorporated                  COM               67383109      1286    17276 SH       SOLE                 16416      0    0
Baxter International Inc               COM               071813109      757    14290 SH       SOLE                 13590      0    0
Berkshire Hathaway Cl B                COM               84670207      3014     1041 SH       SOLE                  1001      0    0
Bhp Billiton Ltd Adr                   COM               88606108      1790    32706 SH       SOLE                 31403      0    0
Bunge Limited                          COM               G16962105      908    15075 SH       SOLE                 14200      0    0
Burlingtn Nthn Santa Fe                COM               12189T104     2075    28219 SH       SOLE                 26397      0    0
C V S Caremark Corp                    COM               126650100      860    26973 SH       SOLE                 25748      0    0
Caterpillar Inc                        COM               149123101     1172    35469 SH       SOLE                 33353      0    0
Chevron Corp                           COM               166764100      843    12727 SH       SOLE                 12727      0    0
Cisco Systems Inc                      COM               17275R102     1198    64253 SH       SOLE                 61567      0    0
Coca Cola Company                      COM               191216100      898    18717 SH       SOLE                 17951      0    0
Compass Minerals Intl                  COM               20451N101      357     6500 SH       SOLE                  6500      0    0
Conocophillips                         COM               20825C104      409     9729 SH       SOLE                  9245      0    0
Corp Executive Board Co                COM               21988R102      301    14500 SH       SOLE                 14500      0    0
Cullen Frost Bankers                   COM               229899109      713    15460 SH       SOLE                 15085      0    0
Danaher Corp Del                       COM               235851102      202     3275 SH       SOLE                  3075      0    0
Diageo Plc New Adr                     COM               25243Q205     1748    30526 SH       SOLE                 29951      0    0
Discover Financial Svcs                COM               254709108      719    70000 SH       SOLE                 70000      0    0
Disney Walt Hldg Co                    COM               254687106     1003    43007 SH       SOLE                 41957      0    0
Dominion Res Inc Va New                COM               25746U109     1347    40293 SH       SOLE                 38924      0    0
Du Pont E I De Nemour&Co               COM               263534109      551    21502 SH       SOLE                 21502      0    0
Ebay Inc                               COM               278642103      192    11220 SH       SOLE                 10420      0    0
Emerson Electric Co                    COM               291011104     1376    42481 SH       SOLE                 41331      0    0
Exelon Corporation                     COM               30161N101     1776    34687 SH       SOLE                 33821      0    0
Express Scripts Inc                    COM               302182100     1458    21203 SH       SOLE                 20628      0    0
Exxon Mobil Corporation                COM               30231G102     3118    44597 SH       SOLE                 39546      0    0
F P L Group Incorporated               COM               302571104     1668    29333 SH       SOLE                 27943      0    0
Fiserv Inc                             COM               337738108      618    13520 SH       SOLE                 12770      0    0
General Electric Company               COM               369604103     1325   113049 SH       SOLE                107021      0    0
General Mills Inc                      COM               370334104     1760    31420 SH       SOLE                 30340      0    0
Genzyme Corp Genl                      COM               372917104      679    12194 SH       SOLE                 11579      0    0
Gilead Sciences Inc                    COM               375558103     1058    22590 SH       SOLE                 21790      0    0
Graco Incorporated                     COM               384109104      216     9800 SH       SOLE                  9800      0    0
Harris Corporation                     COM               413875105      699    24646 SH       SOLE                 23505      0    0
Intel Corp                             COM               458140100     1528    92346 SH       SOLE                 86693      0    0
Intl Business Machines                 COM               459200101     1808    17315 SH       SOLE                 16224      0    0
Ishares 1-12 mo. T-Bond                ETF               464288679      559     5070 SH       SOLE                  5070      0    0
Ishares 1-3 yr T-Bond                  ETF               464287457      247     2950 SH       SOLE                  2950      0    0
Ishares Tr Barclays TIPs TIPs Bond     ETF               464287176     3392    33372 SH       SOLE                 31761      0    0
Fund
J. P. Morgan Chase & Co.               COM               46625H100     1268    37164 SH       SOLE                 35514      0    0
Johnson & Johnson                      COM               478160104     2947    51891 SH       SOLE                 48767      0    0
Kinder Morgan Mgmt Llc                 COM               49455U100     1964    43489 SH       SOLE                 42525      0    0
Lowes Companies Inc                    COM               548661107      286    14720 SH       SOLE                 12020      0    0
Mc Donalds Corp                        COM               580135101     2260    39316 SH       SOLE                 37674      0    0
Microsoft Corp                         COM               594918104     1785    75077 SH       SOLE                 70448      0    0
Monsanto Co New Del                    COM               61166W101      533     7175 SH       SOLE                  6825      0    0
Moodys Corp                            COM               615369105      448    17000 SH       SOLE                 17000      0    0
Nike Inc Class B                       COM               654106103     1244    24030 SH       SOLE                 23630      0    0
Northern TRUST Corp                    COM               665859104      242     4507 SH       SOLE                  4257      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Oracle Corporation                     COM               68389X105     1548    72284 SH       SOLE                 70517      0    0
Paychex Inc                            COM               704326107     1233    48909 SH       SOLE                 47759      0    0
Peabody Energy Corp                    COM               704549104     1554    51525 SH       SOLE                 49325      0    0
Pepsico Incorporated                   COM               713448108     2197    39981 SH       SOLE                 38835      0    0
Pfizer Incorporated                    COM               717081103     1628   108560 SH       SOLE                104457      0    0
Philip Morris Intl Inc                 COM               718172109      334     7665 SH       SOLE                  7411      0    0
Procter & Gamble Co                    COM               742718109     2296    44922 SH       SOLE                 42557      0    0
Scana Corporation New                  COM               80589M102     1695    52199 SH       SOLE                 50281      0    0
SPDR 1-3 mo.T-Bill                     ETF               78464A680     1372    29906 SH       SOLE                 29150      0    0
Sysco Corporation                      COM               871829107      379    16873 SH       SOLE                 14921      0    0
Target Corporation                     COM               87612E106      429    10857 SH       SOLE                  9992      0    0
Telus Corp Non Vtg                     COM               87971M202      612    23740 SH       SOLE                 22030      0    0
Transocean Offshore Newf               COM               H8817H100      975    13129 SH       SOLE                 12535      0    0
Travelcenters Of America               COM               894174101       30    13500 SH       SOLE                 13500      0    0
U S Bancorp Del New                    COM               902973304      448    25000 SH       SOLE                 25000      0    0
Wal-Mart Stores Inc                    COM               931142103     2016    41618 SH       SOLE                 39852      0    0
Weingarten Rlty Invs Sbi               COM               948741103      845    58211 SH       SOLE                 55076      0    0
Western Union Company                  COM               959802109      590    36000 SH       SOLE                 36000      0    0